Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate (amounts in USD; percentages in %):

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Losses before provision for income taxes	$(33,163,902)	-	$(2,954,530)	-	$(606,102)	-
Income tax expense computed at applicable tax rates (25%)	(8,290,976)	25.0%	(738,633)	25.0%	(151,526)	25.0%
Effect of PRC preferential tax rate and tax exemption	5,064,757	(15.3)%	1,497,555	(50.6)%	97,040	(16.0)%
Non-deductible expenses	2,956,639	(8.9)%	113,894	(3.9)%	3,724	(0.6)%
Release of previously accrued income taxes	(50,960)	0.2%	(680,704)	23.0%	-	-
Change of valuation allowance	269,489	(0.8)%	(428,125)	14.5%	193,202	(31.9)%
Income tax (benefit) expense/Effective tax rate	$(51,051)	0.2%	$(236,013)	8.0%	$142,440	(23.5)%

Schedule of Provision for Income Taxes

Significant components for income taxes are as follows:

	For the years ended June 30,
	2026	2025	2024
Current income tax (benefit) expense	$(50,958)	$(236,009)	$142,286
Deferred tax (benefit) expense	(93)	(4)	154
Income tax (benefit) expense	$(51,051)	$(236,013)	$142,440

Schedule of Deferred Tax Assets

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	As of June 30,
	2026	2025
Deferred tax assets
Net operating loss carryforwards	$461,359	$343,406
Allowance for credit losses	35	42
Operating lease liabilities	139	377
Less: valuation allowance	(461,394)	(343,448)
Deferred tax assets	$139	$377
Right-of-use assets	(200)	(526)
Deferred tax liabilities	(200)	(526)
Total deferred tax liabilities, net	$(61)	$(149)